Additional Information to the Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Additional Information to the Statements of Operations [Abstract]
Schedule of revenues in financial statements

	Year ended December 31,
	2017	2016	2015

Israel	$28,058	$18,903	$9,632
Germany	5,169	16,040	9,350
France	782	7,126	8,681
Holland	7,082	4,936	1,740
Austria	633	1,135	14,967
United states	21,105	16,935	11,395
Other	19,047	13,006	12,567

	$88,691	$78,081	$68,332